Note 3 - Acquisition - Schedule of Business Acquisition (Details) - USD ($) $ in Thousands		Nov. 14, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill			$ 214,821	$ 208,036	$ 26,642
Enercon Technologies, Ltd [Member]
Cash		$ 3,590
Accounts receivable		21,088
Inventories	[1]	42,271
Other current assets		4,144
Property, plant and equipment	[2]	9,357
Intangible assets	[3]	189,700
Other assets		3,496
Total identifiable assets		273,646
Accounts payable		9,585
Accrued expenses		6,670
Other current liabilities		5,104
Noncurrent liabilities	[4]	34,331
Total liabilities assumed		55,690
Net identifiable assets acquired		217,956
Goodwill	[5]	186,714
Net assets acquired		404,670
Cash paid		324,071
Fair value of contingent consideration		3,300
Fair value of noncontrolling interest	[6]	72,354
Fair value of consideration transferred		404,670
Deferred consideration		(80,599)
Total consideration paid		324,071
Enercon Technologies, Ltd [Member] | Sellers Note [Member]
Fair value of contingent consideration	[7]	$ 4,945

[1]	The inventories noted include an step-up in fair value of $2.4 million.
[2]	The property, plant and equipment noted above includes a $3.7 million step-up based on acquisition-date fair value.
[3]	The fair value of identifiable intangible assets related to Enercon is shown in the table below. For those intangible assets with finite lives, the acquisition-date fair values will be amortized over their respective estimated future lives utilizing the straight-line method.
[4]	Deferred taxes have been established on the previously-mentioned step-ups for inventories, property, plant and equipment and intangible assets.
[5]	The goodwill is identifiable to the Aerospace, Defense & Rugged Solutions reportable segment and is attributable to expected synergies from combining operations, as well as intangible assets that do not qualify for separate recognition. All goodwill will be deductible for tax purposes over a period of 15 years.
[6]	In connection with its acquisition of Enercon, the Company recorded a redeemable noncontrolling interest which was initially recorded at a fair value of $72.4 million as of the acquisition date utilizing the Monte Carlo simulation. Inputs to this valuation approach included the projected EBITDA (as defined in the Purchase Agreement) for fiscal year 2026, a market price risk adjustment for the EBITDA of 8.4%, an EBITDA volatility measure of 51% and a forward rate of 4.08%.
[7]	In connection with its acquisition of Enercon, the Company assumed a related party loan payable to FF3 in the amount of $4.9 million.